T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND
August 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 7.1%
Airlines 0.1%
SMBC Aviation Capital Finance, 3.00%, 7/15/22 (1)	4,155	4,222
		4,222

Automotive 0.7%
Daimler Finance North America, 2.30%, 2/12/21 (1)	19,720	19,863
Ford Motor Credit, 3.20%, 1/15/21	830	832
Ford Motor Credit, 3.336%, 3/18/21	8,410	8,420
Ford Motor Credit, 3.47%, 4/5/21	5,545	5,573
Hyundai Capital America, 2.45%, 6/15/21 (1)	14,410	14,557
Hyundai Capital America, 3.00%, 10/30/20 (1)	4,842	4,856
		54,101

Banking 0.4%
Avi Funding, 2.85%, 9/16/20	5,730	5,734
Banco Santander, 2.50%, 12/15/20 (1)	24,445	24,457
		30,191

Building & Real Estate 0.4%
China Overseas Finance Cayman II, 5.50%, 11/10/20	7,300	7,358
China Overseas Finance Cayman V, 3.95%, 11/15/22	3,155	3,331
China Overseas Finance Cayman VII, 4.25%, 4/26/23	9,790	10,479
CSCEC Finance Cayman II, 2.90%, 7/5/22	5,000	5,118
DR Horton, 2.55%, 12/1/20	7,035	7,070
		33,356

Building Products 0.3%
Vulcan Materials, FRN, 3M USD LIBOR + 0.65%, 1.00%, 3/1/21	21,985	21,966
		21,966

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Chemicals 0.2%
CNAC HK Finbridge, 4.125%, 3/14/21	15,655	15,889
		15,889

Conglomerates 0.3%
GE Capital International Funding, 2.342%, 11/15/20	20,715	20,798
		20,798

Consumer Products 0.1%
Hasbro, 3.15%, 5/15/21	9,690	9,829
		9,829

Diversified Chemicals 0.1%
Syngenta Finance, 3.933%, 4/23/21 (1)	6,000	6,070
		6,070

Energy 0.4%
Abu Dhabi National Energy, 3.875%, 5/6/24	8,200	8,942
Perusahaan Listrik Negara, 5.50%, 11/22/21	4,050	4,259
Reliance Holding USA, 4.50%, 10/19/20	19,785	19,871
		33,072

Financial 0.7%
AerCap Ireland Capital, 4.45%, 12/16/21	9,380	9,545
Air Lease, 2.50%, 3/1/21 (2)	11,965	12,021
Air Lease, 3.50%, 1/15/22	9,867	10,078
General Motors Financial, 3.70%, 11/24/20	6,865	6,901
Park Aerospace Holdings, 5.25%, 8/15/22 (1)	19,105	18,723
		57,268

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Food Processing 0.2%
Bunge Finance, 3.50%, 11/24/20 (2)	16,800	16,895
		16,895

Health Care 0.5%
Anthem, 2.50%, 11/21/20	7,790	7,828
Becton Dickinson & Company, FRN, 3M USD LIBOR + 0.875%,
1.181%, 12/29/20	7,763	7,764
Express Scripts Holding, FRN, 3M USD LIBOR + 0.75%,
1.006%, 11/30/20	21,130	21,106
		36,698

Industrial Other 0.2%
CSCEC Finance Cayman I, 2.95%, 11/19/20	15,860	15,918
		15,918

Information Technology 0.6%
Broadcom, 2.20%, 1/15/21	16,025	16,093
Equifax, 2.30%, 6/1/21	3,990	4,040
Microchip Technology, 3.922%, 6/1/21	11,075	11,342
NXP, 4.125%, 6/1/21 (1)	20,000	20,500
		51,975

Manufacturing 0.1%
CNH Industrial Capital, 4.375%, 11/6/20 (2)	4,045	4,063
		4,063

Oil Field Services 0.3%
Energy Transfer Operating, 4.25%, 3/15/23	24,956	26,297
		26,297

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Other Telecommunications 0.2%
Axiata SPV2, 3.466%, 11/19/20	20,600	20,698
		20,698

Petroleum 0.7%
Bharat Petroleum, 4.375%, 1/24/22	13,495	13,947
CNOOC Finance 2011, 4.25%, 1/26/21	12,000	12,165
Ecopetrol, 5.875%, 9/18/23	19,000	21,042
Phillips 66, FRN, 3M USD LIBOR + 0.60%, 0.834%, 2/26/21	9,485	9,474
		56,628

Real Estate Investment Trust Securities 0.1%
Vanke Real Estate Hong Kong, 4.15%, 4/18/23	5,005	5,321
		5,321

Transportation 0.1%
Adani Ports & Special Economic Zone, 3.95%, 1/19/22	4,200	4,299
		4,299

Transportation (Excluding Railroads) 0.0%
China Merchants Finance, 5.00%, 5/4/22	920	971
		971

Utilities 0.4%
Consorcio Transmantaro, 4.375%, 5/7/23	11,300	11,963
Saudi Electricity Global Sukuk 4, 4.222%, 1/27/24	4,100	4,465
Sempra Energy, FRN, 3M USD LIBOR + 0.50%, 0.775%,
1/15/21	14,115	14,097
		30,525

Total Corporate Bonds (Cost $551,490)		557,050

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

ASSET-BACKED SECURITIES 3.4%

Auto Backed 1.2%

Avis Budget Rental Car Funding AESOP
Series 2017-2A, Class A
2.97%, 3/20/24 (1)	8,365	8,567

Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class A
3.45%, 3/20/23 (1)	24,600	25,114

Exeter Automobile Receivables Trust
Series 2020-1A, Class B
2.26%, 4/15/24 (1)	5,980	6,058

GM Financial Automobile Leasing Trust
Series 2018-1, Class C
3.11%, 12/20/21	5,430	5,438

GM Financial Automobile Leasing Trust
Series 2018-1, Class D
3.37%, 10/20/22	13,640	13,672

Santander Drive Auto Receivables Trust
Series 2018-4, Class B
3.27%, 1/17/23	604	605

Santander Retail Auto Lease Trust
Series 2019-A, Class C
3.30%, 5/22/23 (1)	16,470	16,741

Santander Retail Auto Lease Trust
Series 2019-C, Class B
2.17%, 11/20/23 (1)	5,725	5,793

Santander Retail Auto Lease Trust
Series 2019-C, Class C
2.39%, 11/20/23 (1)	9,515	9,594

		91,582

Collaterized Debt Obligation 1.4%

Allegro III
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 0.84%, 1.085%, 7/25/27 (1)	5,193	5,162

Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 1.072%, 1/20/28 (1)	19,878	19,750

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

BlueMountain
Series 2012-2A, Class AR2, CLO, FRN
3M USD LIBOR + 1.05%, 1.303%, 11/20/28 (1)	5,925	5,884

Halcyon Loan Advisors Funding
Series 2014-3A, Class B1R, CLO, FRN
3M USD LIBOR + 1.70%, 1.958%, 10/22/25 (1)	9,730	9,633

KKR
Series 13, Class A1R, CLO, FRN
3M USD LIBOR + 0.80%, 1.071%, 1/16/28 (1)	10,988	10,842

KKR
Series 13, Class B1R, CLO, FRN
3M USD LIBOR + 1.15%, 1.421%, 1/16/28 (1)	3,420	3,292

Magnetite XVI
Series 2015-16A, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 1.072%, 1/18/28 (1)	27,974	27,741

Octagon Investment Partners XXIII
Series 2015-1A, Class A2R, CLO, FRN
3M USD LIBOR + 1.00%, 1.275%, 7/15/27 (1)	8,490	8,383

Octagon Investment Partners XXIII
Series 2015-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.20%, 1.475%, 7/15/27 (1)	6,810	6,567

OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 1.443%, 10/17/29 (1)	12,873	12,792

		110,046

Equipment Lease Heavy Duty 0.0%

Volvo Financial Equipment Master Owner Trust
Series 2017-A, Class A, FRN
1M USD LIBOR + 0.50%, 0.662%, 11/15/22 (1)	2,910	2,912

		2,912

Other Asset-Backed Securities 0.3%

BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1)	3,618	3,674

Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (1)	508	509

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1)	2,336	2,364

Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (1)	8,332	8,365

MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (1)	315	316

Sierra Timeshare Receivables Funding
Series 2015-3A, Class A
2.58%, 9/20/32 (1)	351	351

Sierra Timeshare Receivables Funding
Series 2016-2A, Class A
2.33%, 7/20/33 (1)	839	844

Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36 (1)	4,926	5,041

		21,464

Student Loan 0.5%

Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1)	17,725	18,145

Navient Private Education Refi Loan Trust
Series 2020-CA, Class A1, FRN
1M USD LIBOR + 0.75%, 0.912%, 11/15/68 (1)	20,325	20,367

SLM Student Loan Trust
Series 2008-5, Class A4, FRN
3M USD LIBOR + 1.70%, 1.945%, 7/25/23	2,347	2,313

SLM Student Loan Trust
Series 2008-9, Class A, FRN
3M USD LIBOR + 1.50%, 1.745%, 4/25/23	1,715	1,680

		42,505

Total Asset-Backed Securities (Cost $267,837)		268,509

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

NON-U. S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 7.6%

Commercial Mortgage-Backed Securities 0.5%

Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 1.092%, 12/15/36 (1)	8,480	7,971

Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class B, ARM
1M USD LIBOR + 1.50%, 1.662%, 12/15/36 (1)	12,725	11,706

Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class C, ARM
1M USD LIBOR + 1.65%, 1.812%, 12/15/36 (1)	3,860	3,474

BX Commercial Mortgage Trust
Series 2019-IMC, Class C, ARM
1M USD LIBOR + 1.60%, 1.762%, 4/15/34 (1)	11,895	10,942

InTown Hotel Portfolio Trust
Series 2018-STAY, Class A, ARM
1M USD LIBOR + 0.70%, 0.862%, 1/15/33 (1)	3,310	3,238

InTown Hotel Portfolio Trust
Series 2018-STAY, Class B, ARM
1M USD LIBOR + 1.05%, 1.212%, 1/15/33 (1)	1,855	1,808

New Orleans Hotel Trust
Series 2019-HNLA, Class C, ARM
1M USD LIBOR + 1.589%, 1.751%, 4/15/32 (1)	5,220	4,724

		43,863

Home Equity Loans Backed 0.1%

Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class A1, CMO, ARM
2.72%, 7/25/49 (1)	7,996	8,106

		8,106

Whole Loans Backed 7.0%

Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1)	7,232	7,378

Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, CMO, ARM
3.50%, 1/28/58 (1)	13,195	13,305

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL4, Class A, CMO, ARM
3.50%, 1/28/55 (1)	3,973	4,038

COLT Mortgage Loan Trust
Series 2019-2, Class A1, CMO, ARM
3.337%, 5/25/49 (1)	5,053	5,102

Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 1.525%, 9/25/29	17,131	16,825

Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 1.275%, 11/25/29	16,112	15,737

Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 1.375%, 1/25/30	11,816	11,500

Connecticut Avenue Securities
Series 2017-C06, Class 1M2B, CMO, ARM
1M USD LIBOR + 2.65%, 2.825%, 2/25/30	8,159	8,017

Connecticut Avenue Securities
Series 2018-C01, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 1.025%, 7/25/30	13,392	13,082

Connecticut Avenue Securities
Series 2018-C02, Class 2EB2, CMO, ARM
1M USD LIBOR + 0.90%, 1.075%, 8/25/30	5,447	5,292

Connecticut Avenue Securities
Series 2018-C02, Class 2ED2, CMO, ARM
1M USD LIBOR + 0.90%, 1.075%, 8/25/30	12,893	12,593

Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 1.025%, 10/25/30	18,163	17,615

Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 1.025%, 10/25/30	16,020	15,653

Deephaven Residential Mortgage Trust
Series 2017-3A, Class A1, CMO, ARM
2.577%, 10/25/47 (1)	941	950

Deephaven Residential Mortgage Trust
Series 2017-3A, Class A2, CMO, ARM
2.711%, 10/25/47 (1)	210	212

Deephaven Residential Mortgage Trust
Series 2017-3A, Class A3, CMO, ARM
2.813%, 10/25/47 (1)	193	194

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Deephaven Residential Mortgage Trust
Series 2018-1A, Class A1, CMO, ARM
2.976%, 12/25/57 (1)	1,410	1,415

Deephaven Residential Mortgage Trust
Series 2018-1A, Class A3, CMO, ARM
3.202%, 12/25/57 (1)	789	791

Deephaven Residential Mortgage Trust
Series 2019-2A, Class A1, CMO, ARM
3.558%, 4/25/59 (1)	4,900	4,930

Ellington Financial Mortgage Trust
Series 2019-2, Class A1, CMO, ARM
2.739%, 11/25/59 (1)	4,876	4,895

Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.592%, 12/25/46 (1)	2,196	2,190

Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (1)	4,486	4,611

Galton Funding Mortgage Trust
Series 2018-2, Class A31, CMO, ARM
4.50%, 10/25/58 (1)	7,445	7,651

Galton Funding Mortgage Trust
Series 2019-1, Class A42, CMO, ARM
4.00%, 2/25/59 (1)	3,329	3,369

Galton Funding Mortgage Trust
Series 2020-H1, Class A3, COM, ARM
2.617%, 1/25/60 (1)	5,993	5,984

GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
2.44%, 7/25/44 (1)	536	538

Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, CMO, ARM
3.766%, 6/25/48 (1)	10,185	10,189

Homeward Opportunities Fund I Trust
Series 2019-1, Class A1, CMO, ARM
3.454%, 1/25/59 (1)	10,232	10,379

Homeward Opportunities Fund I Trust
Series 2019-3, Class A3, CMO, ARM
3.031%, 11/25/59 (1)	5,983	5,964

JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1)	4,105	4,233

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

JPMorgan Mortgage Trust
Series 2020-LTV1, Class A4, CMO, ARM
3.50%, 6/25/50 (1)	18,055	18,190

MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1)	5,189	5,449

MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1)	14,040	15,022

Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (1)	1,009	1,023

Mill City Mortgage Loan Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 7/25/59 (1)	5,819	5,969

New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, CMO, ARM
3.60%, 4/25/49 (1)	6,198	6,319

New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A3, CMO, ARM
3.065%, 11/25/59 (1)	6,361	6,308

New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, CMO, ARM
2.464%, 1/26/60 (1)	8,530	8,701

OBX Trust
Series 2019-EXP1, Class 1A3, CMO, ARM
4.00%, 1/25/59 (1)	13,867	14,385

OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M USD LIBOR + 0.90%, 1.075%, 10/25/59 (1)	6,596	6,599

OBX Trust
Series 2019-EXP3, Class 2A2, CMO, ARM
1M USD LIBOR + 1.10%, 1.275%, 10/25/59 (1)	5,991	6,028

OBX Trust
Series 2020-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 2/25/60 (1)	3,340	3,312

OBX Trust
Series 2020-EXP1, Series 1A9, CMO, ARM
3.50%, 2/25/60 (1)	6,629	6,787

OBX Trust
Series 2020-INV1, Class A21, CMO, ARM
3.50%, 12/25/49 (1)	5,435	5,576

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 2/25/48 (1)	5,474	5,598

Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1)	5,535	5,683

Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48 (1)	5,377	5,520

SG Residential Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.082%, 9/25/59 (1)	5,292	5,213

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (1)	4,748	4,865

Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (1)	9,161	9,269

Starwood Mortgage Residential Trust
Series 2020-1, Class A3, CMO, ARM
2.562%, 2/25/50 (1)	4,722	4,784

Structured Agency Credit Risk Debt Notes
Series 2017-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 0.875%, 1/25/50 (1)	1,071	1,069

Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 1.375%, 10/25/29	2,823	2,823

Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 3/25/30	1,514	1,512

Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 0.975%, 12/25/30 (1)	3,039	3,032

Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M2AS, CMO, ARM
1M USD LIBOR + 0.95%, 1.125%, 12/25/30 (1)	12,137	12,030

Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 9/25/48 (1)	27	27

Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M2AS, CMO, ARM
1M USD LIBOR + 0.90%, 1.075%, 9/25/48 (1)	8,860	8,771

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 10/25/48 (1)	1,374	1,370

Structured Agency Credit Risk Debt Notes
Series 2020-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.925%, 1/25/50 (1)	1,614	1,611

Structured Agency Credit Risk Debt Notes
Series 2020-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 1.10%, 1.275%, 3/25/50 (1)	6,511	6,503

Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (1)	2,087	2,099

Towd Point Mortgage Trust
Series 2015-5, Class A1B, CMO, ARM
2.75%, 5/25/55 (1)	2,348	2,365

Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (1)	1,391	1,411

Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (1)	2,264	2,315

Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (1)	2,770	2,838

Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (1)	3,458	3,507

Towd Point Mortgage Trust
Series 2016-4, Class A1, CMO, ARM
2.25%, 7/25/56 (1)	2,466	2,503

Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1)	4,034	4,147

Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (1)	3,481	3,581

Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1)	13,238	13,802

Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (1)	20,241	21,027

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1)	3,989	4,156

Towd Point Mortgage Trust
Series 2018-5, Class A1A, CMO, ARM
3.25%, 7/25/58 (1)	5,950	6,262

Verus Securitization Trust
Series 2018-2, Class A1, CMO, ARM
3.677%, 6/1/58 (1)	8,565	8,663

Verus Securitization Trust
Series 2018-3, Class A1, CMO, ARM
4.108%, 10/25/58 (1)	8,808	9,002

Verus Securitization Trust
Series 2019-1, Class A1, CMO, ARM
3.836%, 2/25/59 (1)	9,753	9,935

Verus Securitization Trust
Series 2019-2, Class A1, CMO, ARM
3.211%, 5/25/59 (1)	7,740	7,893

Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (1)	4,356	4,457

Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
2.913%, 7/25/59 (1)	15,169	15,459

Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59 (1)	8,106	8,170

Verus Securitization Trust
Series 2020-1, Class A3, CMO, ARM, STEP
2.724%, 1/25/60 (1)	7,983	8,129

		545,701

Total Non-U.S. Government Mortgage-Backed Securities (Cost $598,291)		597,670

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.2%
U. S. GOVERNMENT AGENCY OBLIGATIONS 0.0%(3)
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.625%, 2.504%, 7/1/38	16	17
12M USD LIBOR + 1.961%, 3.961%, 2/1/33	—	—
1Y CMT + 2.219%, 3.969%, 10/1/33	—	—
12M USD LIBOR + 1.987%, 3.986%, 2/1/34	2	2
12M USD LIBOR + 2.029%, 4.049%, 11/1/36	18	18
Federal National Mortgage Assn. , ARM
COF11 + 1.25%, 2.507%, 7/1/27	—	—
1Y CMT + 2.125%, 2.50%, 7/1/33	—	—
12M USD LIBOR + 1.853%, 2.68%, 8/1/38	10	10
12M USD LIBOR + 1.569%, 3.23%, 12/1/35	15	15
12M USD LIBOR + 1.34%, 3.34%, 12/1/35	5	5
12M USD LIBOR + 1.83%, 3.34%, 8/1/38	9	9
12M USD LIBOR + 1.677%, 3.35%, 7/1/34	1	1
12M USD LIBOR + 1.715%, 3.59%, 10/1/32	7	7
1Y CMT + 2.00%, 3.625%, 1/1/35	—	1
12M USD LIBOR + 1.677%, 3.677%, 2/1/33	1	1
12M USD LIBOR + 1.715%, 3.724%, 12/1/32	18	19
12M USD LIBOR + 1.77%, 3.77%, 12/1/35	2	2
12M USD LIBOR + 1.892%, 3.852%, 12/1/35	4	4
12M USD LIBOR + 1.78%, 3.905%, 1/1/34	6	6
12M USD LIBOR + 1.726%, 3.976%, 9/1/32	2	2
Federal National Mortgage Assn. , CMO, STEP, 5.61%, 1/25/32	1	1
Federal National Mortgage Assn. , UMBS, 7.00%, 10/1/23	1	1
		121

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
U. S. GOVERNMENT OBLIGATIONS 0.2%
Government National Mortgage Assn.
8.50%, 4/15/22 - 6/20/27	46	50
9.00%, 2/15/21 - 12/15/22	1	1
9.50%, 8/15/21 - 12/15/21	4	4
Government National Mortgage Assn. , CMO, 3.50%, 5/20/49	9,888	10,464
		10,519
Total U. S. Government & Agency Mortgage-Backed Securities (Cost $10,147)		10,640

U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 76.1%
U. S. TREASURY OBLIGATIONS 76.1%
U. S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/22 (4)	267,600	273,538
U. S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/22	560,015	577,516
U. S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/23	413,115	428,155
U. S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/24	308,787	329,051
U. S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/24	341,339	365,179
U. S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25 (2)	776,800	834,575
U. S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30	189,634	213,634
U. S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25	567,807	610,747
U. S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/23	138,028	145,749
U. S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25	226,546	247,962
U. S. Treasury Inflation-Indexed Notes, 0.50%, 4/15/24 (2)	413,524	442,470
U. S. Treasury Inflation-Indexed Notes, 0.625%, 4/15/23	583,222	613,933
U. S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/24	647,445	692,867
U. S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26	174,090	193,512
		5,968,888

Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$5,659,243)		5,968,888

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 1.7%
District of Columbia 0.3%
Dist. of Columbia, Series A, GO, 5.00%, 10/15/32	16,455	21,766
		21,766
Maryland 1.3%
Maryland, Series A, GO, 5.00%, 8/1/28	18,785	25,085
Maryland, Series A, GO, 5.00%, 8/1/29	21,570	29,459
Maryland, Series A, GO, 5.00%, 8/1/30	18,405	25,614
Montgomery County, Series B, GO, 4.00%, 11/1/28	3,995	5,040
Montgomery County, Series B, GO, 4.00%, 11/1/29	9,105	11,691
Montgomery County, Series B, GO, 4.00%, 11/1/31	7,915	10,367
		107,256

Texas 0.1%
Central Texas Turnpike System, Series B, VRDN, 1.98%,
8/15/42 (Tender 8/15/22)	6,275	6,302
		6,302

Total Municipal Securities (Cost $136,788)		135,324

SHORT-TERM INVESTMENTS 3.7%
COMMERCIAL PAPER 0.5%
4 (2) 0.5%(5)
Astrazeneca, 2.13%, 11/13/20	18,620	18,605
AT&T, 1.85%, 12/21/20	18,620	18,601
		37,206

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
MONEY MARKET FUNDS 3.2%
T. Rowe Price Government Reserve Fund, 0.11% (6)(7)	248,815	248,815
		248,815

Total Short-Term Investments (Cost $285,870)		286,021

SECURITIES LENDING COLLATERAL 1.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.0%
Short-Term Funds 0.0%
T. Rowe Price Short-Term Fund, 0.17% (6)(7)	52	524
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		524
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.4%
Short-Term Funds 1.4%
T. Rowe Price Short-Term Fund, 0.17% (6)(7)	10,880	108,803
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		108,803
Total Securities Lending Collateral (Cost $109,327)		109,327

Total Investments in Securities 101.2%
(Cost $7,618,993)		$7,933,429
Other Assets Less Liabilities (1.2)%		(92,477)
Net Assets 100.0%		$7,840,952

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $835,070 and represents 10.7% of net assets.
(2)	All or a portion of this security is on loan at August 31, 2020.
(3)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation, including
UMBS, currently operate under a federal conservatorship.
(4)	At August 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5)	Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $37,206 and represents 0.5% of net assets.
(6)	Seven-day yield
(7)	Affiliated Companies

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
1Y CMT	One year U. S. Treasury note constant maturity rate
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
AUD	Australian Dollar
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
COF11	The 11th district monthly weighted average cost of funds index
CPI	Consumer Price Index
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GO	General Obligation
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
UMBS	Uniform Mortgage-Backed Securities
USD	U. S. Dollar
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

(Amounts In 000s)
SWAPS (0.3)%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

BILATERAL SWAPS (0.3)%

Zero-Coupon Inflation Swaps (0.3)%

Bank of America, 2 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.44% at Maturity, Receive
Variable (Change in CPI) at Maturity, 8/23/21	151,875	(534)	—	(534)

Bank of America, 2 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.53% at Maturity, Receive
Variable (Change in CPI) at Maturity, 8/15/21	108,014	(615)	—	(615)

Bank of America, 3 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.60% at Maturity, Receive
Variable (Change in CPI) at Maturity, 2/21/23	148,955	(1,089)	—	(1,089)

Bank of America, 3 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.98% at Maturity, Receive
Variable (Change in CPI) at Maturity, 12/21/20	112,800	(936)	—	(936)

Bank of America, 3 Year Zero-Coupon Inflation
Swap, Pay Fixed 2.07% at Maturity, Receive
Variable (Change in CPI) at Maturity, 1/5/21	133,000	(1,469)	—	(1,469)

Bank of America, 3 Year Zero-Coupon Inflation
Swap, Pay Fixed 2.21% at Maturity, Receive
Variable (Change in CPI) at Maturity, 8/3/21	149,125	(3,686)	—	(3,686)

Barclays Bank, 3 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.49% at Maturity, Receive
Variable (Change in CPI) at Maturity, 8/29/22	150,000	(279)	—	(279)

Barclays Capital, 3 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.98% at Maturity, Receive
Variable (Change in CPI) at Maturity, 12/21/20	195,050	(1,636)	—	(1,636)

Barclays Capital, 3 Year Zero-Coupon Inflation
Swap, Pay Fixed 2.05% at Maturity, Receive
Variable (Change in CPI) at Maturity, 11/15/20	84,950	(673)	—	(673)

Citibank, 2 Year Zero-Coupon Inflation Swap, Pay
Fixed 1.38% at Maturity, Receive Variable
(Change in CPI) at Maturity, 10/7/21	147,826	(402)	—	(402)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

(Amounts In 000s)

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss

Citibank, 2 Year Zero-Coupon Inflation Swap, Pay
Fixed 1.41% at Maturity, Receive Variable
(Change in CPI) at Maturity, 10/9/21	295,724	(978)	—	(978)

Citibank, 2 Year Zero-Coupon Inflation Swap, Pay
Fixed 1.44% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/26/21	73,125	(259)	—	(259)

Citibank, 2 Year Zero-Coupon Inflation Swap, Pay
Fixed 1.48% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/21	71,986	(338)	—	(338)

Citibank, 2 Year Zero-Coupon Inflation Swap, Pay
Fixed 1.71% at Maturity, Receive Variable
(Change in CPI) at Maturity, 12/16/21	134,000	(1,255)	—	(1,255)

Citibank, 3 Year Zero-Coupon Inflation Swap, Pay
Fixed 1.42% at Maturity, Receive Variable
(Change in CPI) at Maturity, 10/7/22	147,805	(59)	—	(59)

Citibank, 3 Year Zero-Coupon Inflation Swap, Pay
Fixed 1.43% at Maturity, Receive Variable
(Change in CPI) at Maturity, 10/8/22	73,903	(55)	—	(55)

Citibank, 3 Year Zero-Coupon Inflation Swap, Pay
Fixed 1.44% at Maturity, Receive Variable
(Change in CPI) at Maturity, 10/8/22	73,903	(57)	—	(57)

Citibank, 3 Year Zero-Coupon Inflation Swap, Pay
Fixed 1.49% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/28/22	150,000	(302)	—	(302)

Citibank, 3 Year Zero-Coupon Inflation Swap, Pay
Fixed 1.49% at Maturity, Receive Variable
(Change in CPI) at Maturity, 2/26/23	84,383	(320)	—	(320)

Citibank, 3 Year Zero-Coupon Inflation Swap, Pay
Fixed 1.59% at Maturity, Receive Variable
(Change in CPI) at Maturity, 2/18/23	66,385	(502)	—	(502)

Citibank, 3 Year Zero-Coupon Inflation Swap, Pay
Fixed 1.59% at Maturity, Receive Variable
(Change in CPI) at Maturity, 2/20/23	117,403	(831)	—	(831)

Citibank, 3 Year Zero-Coupon Inflation Swap, Pay
Fixed 1.60% at Maturity, Receive Variable
(Change in CPI) at Maturity, 2/18/23	90,615	(695)	—	(695)

Goldman Sachs, 3 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.61% at Maturity, Receive
Variable (Change in CPI) at Maturity, 2/21/23	122,539	(914)	—	(914)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

(Amounts In 000s)

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

HSBC Bank, 3 Year Zero-Coupon Inflation Swap,
Pay Fixed 1.56% at Maturity, Receive Variable
(Change in CPI) at Maturity, 2/25/23	91,720	(577)	—	(577)

JPMorgan Chase, 3 Year Zero-Coupon Inflation
Swap, Pay Fixed 2.07% at Maturity, Receive
Variable (Change in CPI) at Maturity, 1/5/21	121,000	(1,333)	—	(1,333)

UBS Investment Bank, 5 Year Zero-Coupon
Inflation Swap, Pay Fixed 2.29% at Maturity,
Receive Variable (Change in CPI) at Maturity,
6/5/23	201,300	(7,311)	—	(7,311)

Total Zero-Coupon Inflation Swaps			—	(27,105)

Total Bilateral Swaps			$—	(27,105)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
Bank of America	10/23/20	CAD	7,265USD	5,471	$ 100
Bank of America	10/23/20	GBP	4,420USD	5,569	341
Bank of America	10/23/20	NOK	50,150USD	5,477	266
Bank of America	11/20/20	EUR	4,615USD	5,453	64
Barclays Bank	10/23/20	AUD	7,740USD	5,427	282
BNP Paribas	10/23/20	CAD	7,180USD	5,469	37
BNP Paribas	10/23/20	GBP	4,140USD	5,464	71
BNP Paribas	10/23/20	NOK	48,760USD	5,465	118
BNP Paribas	10/23/20	NZD	16,505USD	10,948	169
BNP Paribas	11/20/20	EUR	4,610USD	5,486	25
Canadian Imperial Bank of
Commerce	10/23/20	CAD	7,440USD	5,530	174
Citibank	10/23/20	NZD	8,390USD	5,554	97
Citibank	11/20/20	EUR	9,400USD	11,170	67
Citibank	11/20/20	SEK	98,030USD	11,304	39
Goldman Sachs	10/23/20	AUD	7,500USD	5,430	103
Goldman Sachs	10/23/20	CAD	7,450USD	5,512	201
Goldman Sachs	10/23/20	GBP	4,420USD	5,607	303
Goldman Sachs	10/23/20	NZD	8,390USD	5,510	142
JPMorgan Chase	10/23/20	AUD	7,745USD	5,496	217
Morgan Stanley	10/23/20	GBP	4,165USD	5,468	101
UBS Investment Bank	10/23/20	AUD	7,600USD	5,474	132
UBS Investment Bank	10/23/20	NOK	100,125USD	10,992	473
UBS Investment Bank	11/20/20	SEK	95,170USD	10,942	70
Net unrealized gain (loss) on open forward
currency exchange contracts					$ 3,592

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 181 U. S. Treasury Long Bond contracts	12/20	(31,805)	$370
Long, 9,134 U. S. Treasury Notes five year contracts	12/20	1,151,169	1,057
Short, 3,031 U.S. Treasury Notes ten year contracts	12/20	(422,067)	611
Long, 1,262 U. S. Treasury Notes two year contracts	12/20	278,833	38
Short, 147 Ultra U.S. Treasury Notes ten year
contracts	12/20	(23,437)	(94)
Net payments (receipts) of variation margin to date			(2,344)

Variation margin receivable (payable) on open futures contracts			$(362)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$47
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$47+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	5/31/20	Cost		Cost	8/31/20
T. Rowe Price Government
Reserve Fund	$60,448		¤	¤	$248,815
T. Rowe Price Short-Term
Fund	113,409		¤	¤	109,327
Total					$358,142^
#					Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+					Investment income comprised $47 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $358,142.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 7,538,081	$ —	$ 7,538,081
Short-Term Investments	248,815	37,206	—	286,021
Securities Lending Collateral	109,327	—	—	109,327
Total Securities	358,142	7,575,287	—	7,933,429
Forward Currency Exchange
Contracts	—	3,592	—	3,592
Total	$358,142	$ 7,578,879	$ —	$ 7,937,021
Liabilities
Swaps	$—	27,105	—	27,105
Futures Contracts	362	—	—	362
Total	$362	$ 27,105	$ —	$ 27,467

[1] Includes Corporate Bonds, Asset-Backed Securities, Non-U. S. Government Mortgage-Backed
Securities, U. S. Government & Agency Mortgage-Backed Securities, U. S. Government Agency
Obligations (Excluding Mortgage-Backed) and Municipal Securities.